BORROWINGS - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,400	$ 500		$ 1,400	$ 1,400
Borrowings maturity term		5 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%	1.45%	1.45%
Siguiri revolving credit facility ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65	$ 65		$ 65
Borrowings maturity term	3 years
Term extension		3 months
Siguiri revolving credit facility ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.50%		8.50%
Siguiri revolving credit facility ($65m) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.00%	8.50%	8.00%